                                                                ANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                        ENDED SEPTEMBER 30, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)
KEMPER HIGH YIELD OPPORTUNITY FUND
KEMPER HIGH YIELD FUND II

Kemper High Yield Funds

 "... We don't have a lot of emerging market debt, nor do we have a lot of paper rated below "single B." That can hurt us when the market rallies strongly, but it helps protect us when the market is punishing particularly suspect credits.
                                                                            ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
7
TERMS TO KNOW
9
PORTFOLIO STATISTICS
12
PORTFOLIO OF INVESTMENTS
26
FINANCIAL STATEMENTS
29
NOTES TO FINANCIAL
STATEMENTS

35
FINANCIAL HIGHLIGHTS

38
REPORT OF
INDEPENDENT AUDITORS

At A GLANCE

 KEMPER HIGH YIELD FUND II TOTAL RETURNS
 FOR THE TEN-MONTH PERIOD ENDED SEPTEMBER 30, 1999 (UNADJUSTED FOR ANY SALES CHARGE)
                                  [BAR GRAPH]

KEMPER HIGH YIELD FUND II CLASS A                      0.19
---------------------------------
KEMPER HIGH YIELD FUND II CLASS B                     -0.43
---------------------------------
KEMPER HIGH YIELD FUND II CLASS C                     -0.43
---------------------------------
LIPPER HIGH CURRENT YIELD FUNDS
     CATEGORY AVERAGE*                                 1.64
---------------------------------

 KEMPER HIGH YIELD OPPORTUNITY FUND TOTAL RETURNS
 FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 1999 (UNADJUSTED FOR ANY SALES CHARGE)
                                  [BAR GRAPH]



KEMPER HIGH YIELD OPPORTUNITY FUND CLASS A             3.55
------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS B             2.73
------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS C             2.84
------------------------------------------
LIPPER HIGH CURRENT YIELD FUNDS
     CATEGORY AVERAGE*                                 4.84
------------------------------------------


RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUE FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES; IF SALES CHARGES HAD BEEN INCLUDED, RESULTS MAY HAVE BEEN LESS FAVORABLE.

HIGH YIELD BONDS INVOLVE A GREATER RISK TO PRINCIPAL AND INCOME THAN HIGHER QUALITY BONDS, AND THAT IS WHY THIS FUND IS DESIGNED FOR AGGRESSIVE LONG TERM INVESTING.

 NET ASSET VALUE

                                    AS OF     AS OF
                                   9/30/99   11/30/98
 .........................................................
    KEMPER HIGH YIELD FUND II
    CLASS A                          $8.76      $9.50
 .........................................................
    KEMPER HIGH YIELD FUND II
    CLASS B                          $8.77      $9.50
 .........................................................
    KEMPER HIGH YIELD FUND II
    CLASS C                          $8.77      $9.50
 .........................................................

 NET ASSET VALUE (CONTINUED)

                                     AS OF     AS OF
                                    9/30/99   9/30/98
 .........................................................
    KEMPER HIGH YIELD OPPORTUNITY
    FUND CLASS A                      $8.33     $8.89
 .........................................................
    KEMPER HIGH YIELD OPPORTUNITY
    FUND CLASS B                      $8.33     $8.89
 .........................................................
    KEMPER HIGH YIELD OPPORTUNITY
    FUND CLASS C                      $8.34     $8.89
 .........................................................

 KEMPER HIGH YIELD OPPORTUNITY FUND RANKINGS AS OF 9/30/99

COMPARED WITH ALL OTHER FUNDS IN THE LIPPER CURRENT HIGH YIELD FUNDS CATEGORY*

                        CLASS A     CLASS B     CLASS C
 ............................................................
    1-YEAR
                        #159 of     #192 of     #189 of
                       302 funds   302 funds   302 funds
 ............................................................

 DIVIDEND AND YIELD REVIEW

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF SEPTEMBER 30, 1999

         KEMPER HIGH
        YIELD FUND II       CLASS A   CLASS B   CLASS C
 ...........................................................
    10-MONTH INCOME:        $0.7575   $0.6999   $0.7000
 ...........................................................
    SEPTEMBER DIVIDEND:     $0.0770   $0.0713   $0.0713
 ...........................................................
    ANNUALIZED
    DISTRIBUTION RATE+:      10.54%     9.76%     9.76%
 ...........................................................
    SEC YIELD+:              10.68%    10.42%    10.41%
 ...........................................................

      KEMPER HIGH YIELD
       OPPORTUNITY FUND     CLASS A   CLASS B   CLASS C
 ...........................................................
    ONE-YEAR INCOME:        $0.8465   $0.7745   $0.7747
 ...........................................................
    SEPTEMBER DIVIDEND:     $0.0760   $0.0702   $0.0703
 ...........................................................
    ANNUALIZED
    DISTRIBUTION RATE+:      10.95%    10.11%    10.12%
 ...........................................................
    SEC YIELD+:              10.72%     9.70%     9.57%
 ...........................................................

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE (WHICH DOES NOT INCLUDE SALES CHARGE ADJUSTMENTS) ON SEPTEMBER 30, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED SEPTEMBER 30, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $290 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.


DEAR KEMPER FUNDS SHAREHOLDER:

  Markets have been aquiver about inflation risks. Growth in the United States continues to exceed most expectations. Labor markets are visibly tight. These are the precursors to inflation -- everybody knows it.
  Everybody except us, that is. We don't buy it in principle, and reality is proving our theory correct.
  First, let's look at growth. The traditional economic view is that growth causes inflation. Today, we're seeing exactly the opposite: Low inflation is causing growth. Low inflation keeps interest rates down, and low interest rates spur investment by making borrowing money cheap. Investment allows companies to add capacity, keeping competition fierce. As a result, companies aren't raising prices; they're competing for business by keeping goods attractive and prices low. That's true for the old economy, in which consumers are buying t-shirts, and the new economy, in which consumers are buying Internet services. Everywhere they look, consumers see bargains -- in the malls, in the auto showrooms, at the mortgage companies.
  As for tight labor markets, the traditional economic view is that tight labor markets -- i.e., many "help-wanted" signs -- forces companies to pay a premium for talent. That, in turn, forces companies to raise their prices in order to protect their profits. And raising prices results in inflation. In contrast, we believe that tight labor markets won't cause wages to surge. Why?
  To start with, temporary agencies have proliferated, accounting for 2.2 percent of jobs, up from 0.5 percent in the early 1980s. They get just the right amount and type of labor to the right spot at the right time to get the job done.
  Immigration also keeps a lid on wage rates, since it replenishes the work force much faster than births. Immigration is at its highest level ever; an amazing 10 percent of the population is foreign-born. Nearly 1 million people enter the United States legally each year, and another 300,000 just show up. When they get here, they look for jobs. And often, they're willing to accept lower-paying jobs than the average citizen.
  Finally, and perhaps most importantly, wage rates are kept in check by executives' intense profit focus. Payroll is a company's biggest expense. When payroll skyrockets, profits decline -- and that would be bad for a CEO who promised Wall Street double-digit earnings growth from now to the end of time. If investors are disappointed in earnings growth, they sell their stock. And when they sell their stock, the stock options that are an essential part of many executives' compensation are as valuable as scrap paper.
  Supporting our theory are two distinct and important sets of data which were released in late October: The Bureau of Economic Analysis (BEA) released its third-quarter estimate of gross domestic product (GDP), the value of all goods and services produced in the United States, and the Bureau of Labor Statistics
(BLS) released its employment cost index (ECI), which measures what employers pay for their workers' wages, salaries and benefits.
  GDP grew at a 4.8 percent rate in the third quarter, up sharply from the revised 1.9 percent second-quarter pace and just slightly above the consensus estimate of 4.7 percent.
  At the same time, however, the ECI rose by 0.8 percent in the July-September period, down from a 1.1 percent increase in the second quarter. The third-quarter gain also was lower than the 0.9 percent increase forecast by economists in a Reuters poll. (The report, by the way, is said to be one of the favorites of Federal Reserve Chairman Alan Greenspan, who uses it as a key indicator of inflation pressures in the world's largest economy.)
  In essence, then, the U.S. economy posted its strongest growth so far this year in the third quarter, while wage costs remained tame. The combination of strong consumer demand and the lowest unemployment in a generation just isn't igniting wage-driven inflation.
  These figures tell us that the Fed won't have inflation as an excuse to raise interest rates for a third time this year when it meets on Nov. 16 to decide whether to raise key interest rates for the third time this year.
  But more importantly, if these numbers prove anything, it's that conventional wisdom that growth causes inflation should be turned on its head. The Fed, in deciding to

ECONOMIC OVERVIEW

 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.
   [BAR GRAPH]

                                           NOW (10/31/99)          6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           --------------          ------------            ----------            -----------
10-year Treasury rate 1                          6.1                    5.2                    4.5                   6.0
Prime rate 2                                     8.25                   7.75                   8.25                  8.5
Inflation rate 3*                                2.6                    1.8                    1.4                   2.2
The U.S. dollar 4                               -0.9                   -0.5                    1.1                   7.6
Capital goods orders 5*                          5.25                   5.5                    8.6                   4.6
Industrial production 5*                         2.4                    2.0                    2.65                  6.1
Employment growth 6                              2.2                    2.3                    2.4                   2.7

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF 9/30/99.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.



target growth itself, wants the country to slow down to prevent an inflation outbreak. This is a dangerous game. If it succeeds in slowing growth, inflation could easily disappear or turn into deflation. Real rates that are already high would turn punitive. Credit quality would deteriorate rudely. Only rapid growth can ensure that companies and consumers can continue to pay their bills.
  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

Scudder Kemper Investments Economics Group

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF SCUDDER KEMPER INVESTMENTS, INC. AS OF OCTOBER 28, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE

[RESIS PHOTO]

HARRY RESIS JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1988 AND IS A MANAGING DIRECTOR. HE IS ALSO CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD FUND II AND KEMPER HIGH YIELD OPPORTUNITY FUND AND HANDLES ALL OF THE TRADING ACTIVITY FOR THE FUNDS. RESIS HOLDS A BACHELOR'S DEGREE IN FINANCE FROM MICHIGAN STATE UNIVERSITY.

[MCNAMARA PHOTO]

MICHAEL MCNAMARA JOINED THE ORGANIZATION IN 1972 AND IS A MANAGING DIRECTOR. HE IS ALSO CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD FUND II AND KEMPER HIGH YIELD OPPORTUNITY FUND AND DIRECTS ALL FIXED-INCOME RESEARCH AT SCUDDER KEMPER INVESTMENTS. HE EARNED AN M.B.A. FROM LOYOLA UNIVERSITY.

[DOYLE PHOTO]

DAN DOYLE IS A PORTFOLIO MANAGER OF KEMPER HIGH YIELD OPPORTUNITY FUND. HE HAS BEEN INVOLVED WITH KEMPER HIGH YIELD FUND II IN BOTH RESEARCH AND TRADING SINCE 1986 AND IS A SENIOR TRADER FOR THE FUND. HE RECEIVED HIS M.B.A. FROM THE UNIVERSITY OF CHICAGO.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.


INTEREST RATES ROSE NEARLY UNABATED THROUGHOUT THE FISCAL YEAR, MAKING IT DIFFICULT FOR BOND INVESTORS TO ACHIEVE POSITIVE TOTAL RETURNS. DESPITE THIS DIFFICULT CLIMATE, HIGH-YIELD BONDS PERFORMED RELATIVELY WELL. IN THIS REPORT, KEMPER'S HIGH- YIELD MANAGEMENT TEAM DISCUSSES THE MARKET AND HOW THEY POSITIONED THE FUNDS IN LIGHT OF THE CHALLENGING INVESTMENT ENVIRONMENT.


Q     WHAT KIND OF YEAR DID THE BOND MARKETS HAVE OVERALL?

A     It was a difficult 12-month period for bond investors, because they had to fight the headwind of continuously rising interest rates. The bond market as a whole, as measured by the Lehman Aggregate Bond Index*, had a negative return of
0.37 percent for the 12-month period ended September 30, 1999. If you break out the performance of different types of bonds, the returns varied widely. Corporate bonds taken as a group eked out a 0.3 percent gain, according to the Lehman Corporate Bond Index. Long-term government bonds fared worse, with the Lehman Long-Term Government Bond Index down 7.64 percent.

* THE LEHMAN AGGREGATE BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INTERMEDIATE-TERM GOVERNMENT BONDS, INVESTMENT GRADE CORPORATE DEBT SECURITIES AND MORTGAGE BACKED SECURITIES. THE LEHMAN CORPORATE BOND INDEX IS A TOTAL RETURN INDEX CONSIDERED GENERALLY REPRESENTATIVE OF THE MARKET FOR INVESTMENT GRADE AND NON-INVESTMENT GRADE CORPORATE BONDS IN A WIDE RANGE OF MATURITIES. THE LEHMAN LONG-TERM GOVERNMENT BOND INDEX IS A TOTAL RETURN INDEX CONSIDERED GENERALLY REPRESENTATIVE OF THE MARKET FOR U.S. TREASURIES WITH MATURITIES OF 10 YEARS OR MORE. SOURCE IS LIPPER ANALYTICAL SERVICES, INC.


Q     HOW DID HIGH-YIELD BONDS PERFORM?

A     High-yield bonds were one of the few places that bond investors achieved positive returns. The Lehman High Yield Bond Index+ returned 2.89 percent. Kemper High Yield Opportunity Fund outperformed that benchmark, gaining 3.55 percent (Class A shares unadjusted for a sales charge). That certainly isn't a jaw-dropping return for a 12-month period, but it was far better than some other areas of the bond market. Kemper High Yield II hasn't been around for a full year, but for the ten-month period, its return was 0.19 percent (Class A shares unadjusted for any sales charge) versus the Lehman High Yield Bond Index's+ return of 0.86 percent.

+ THE LEHMAN HIGH YIELD BOND INDEX IS A TOTAL RETURN INDEX CONSIDERED GENERALLY
  REPRESENTATIVE OF THE MARKET FOR BONDS RATED BELOW INVESTMENT GRADE. SOURCE IS LIPPER ANALYTICAL SERVICES, INC.


Q     WHAT WAS RESPONSIBLE FOR THE BOND MARKET'S DIFFICULTIES?

A     In short, rising interest rates. Last October, when the fiscal year began,
U.S. Treasury yields were extremely low. That was because investors worldwide were pouring money into the U.S. Treasury market. At that time, there was grave uncertainty as to the health of Russian and Latin American economies, and the viability of a recovery in Asia. At the same time, Europe was preparing to convert to a single currency, the euro. So, for investors seeking a safe harbor, U.S. Treasuries were about the only compelling choice. The resulting demand drove Treasury prices up and yields down.

PERFORMANCE UPDATE

In October 1998, the 30-year Treasury yielded just 4.87 percent.

  That's when the Federal Reserve decided to step in. Concerned that faltering worldwide economies could lead to a recession at home, the Fed cut interest rates three times in the last quarter of 1998. It was a particularly uncharacteristic move because the Fed normally cuts rates only when the U.S. economy is slowing, which it wasn't. But rather than risk a worldwide recession, the Fed decided to go ahead and lower rates. The idea was to use the engine of the U.S. economy to power global growth and bolster confidence that Asian and Latin American economies would rebound.

  All this happened in October and November last year. Since then, Asian economies have shown signs of recovery, prompting assets to exit the U.S. Treasury market. More important, economic growth in the U.S. began to trigger concerns about inflation. When investors fear inflation, they demand higher yields to help offset the erosion of their income. Thus, throughout 1999, interest rates have staged an unflagging ascent. The 30-year Treasury rose from
4.87 percent on October 1, 1998 to 6.05 percent a year later. That's a monumental move for a T-bond, and the price decline Treasuries suffered was indicative of the difficulties the bond market experienced as a whole.


Q     WERE RISING RATES RESPONSIBLE FOR THE MEAGER RETURNS IN THE HIGH YIELD
BOND MARKET?

A     Eventually, they were one of the culprits. During the first half of the fiscal year, the high yield bond market was able to shrug off the effects of rising rates. For the six-month period ended March 31, 1999, the Lehman High Yield Bond Index was up four percent. Thereafter, however, higher rates began to affect the high-yield market's liquidity. Last year, the sub-5 percent yield on a T-bond made the 8-9 percent yield on high-yield bonds really attractive. But as the T-bond yield rose, a lot of investors decided that a six percent yield on a AAA-rated bond was pretty good given the uncertainty. So, demand for high-yield bonds began to dwindle. Unfortunately, this coincided with a heavy level of new issuance, which put still more pressure on high yield bond prices. As a result, high-yield bonds struggled through the last half of the fiscal year, with the Lehman High Yield Bond Index down 1.08 percent for the last six months.


Q     YOU SAID THAT HIGHER INTEREST RATES WERE "ONE OF THE CULPRITS" BEHIND THE
HIGH YIELD MARKET'S DIFFICULTIES. WHAT WERE THE OTHERS?

A     One other significant factor affecting the market's liquidity was an increase in defaults. That was a bit of a surprise, given that the economy was growing so strongly. However, during the heady days of 1996 and 1997, a lot of deals came to market that had poor business plans. The relatively weak economy in 1998 and the volatility in 1999 started to take a toll on some of these bonds, and the default rate began to climb as 1999 wore on.


Q     WAS KEMPER HIGH YIELD FUND AFFECTED BY THESE DEFAULTS?

A     We've always been fairly cautious compared with some other funds. We don't have a lot of emerging market debt, nor do we have a lot of paper rated below "single B." That can hurt us when the market rallies strongly, but it helps protect us when the market is punishing particularly suspect credits.

  While the fund had relatively few defaults with minimal impact, the defaults also affected us indirectly because they cast a cloud over the market as a whole and unnerved potential buyers. So, even though most of the defaults haven't been a problem for the fund specifically, they've kept pressure on prices in the market.


Q     WHAT WERE YOUR STRATEGIES FOR MANAGING THE FUNDS DURING THE PERIOD?

A     Given the volatility of the market, we just tried to look for the best values. Earlier in the year, that meant emphasizing media and telecommunications companies. Merger and acquisition activity among these companies spurred the performance of this sector. Another sector that did well was cyclicals, in which the funds have an overweight position. Cyclical industries are those whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples include housing, automobiles and paper companies. Also, we began to cut back our holdings in health care companies because of a negative outlook for Medicare and price declines among nursing home issuers.

  We are typically cautious investors. That was a good thing at the beginning of the fiscal year, when investors were concerned about the U.S. economy and emerging markets were being hit hard. However, during the last half of the fiscal year, funds that took more risk by investing in lower rated bonds tended to outperform. As a result, Kemper High Yield Opportunity Fund's

PERFORMANCE UPDATE

12-month return ended in the middle of the pack. Our 3.55 (Class A shares unadjusted for sales charge) percent return for the 12-month period trailed the Lipper High Yield Fund Average return of 4.84 percent. Kemper High Yield Fund II, which because of its slightly later inception didn't benefit from the defensive strategy that helped us in late 1998, returned 0.79 (Class A shares unadjusted for sales charge) percent year-to-date versus the Lipper Average return of 1.96 percent.


Q     DID YOU TAKE ADVANTAGE OF KEMPER HIGH YIELD OPPORTUNITY FUND'S ABILITY TO
INVEST IN EQUITIES?

A     Not fully. We kept the equity component of the fund less than five percent for most of the year. The reason is that the stock market's returns have been narrowly concentrated in just a few big companies. We weren't confident that the stock offered by high-yield issuers would add much to performance. In fact, we've believed that increasing the stock component would boost potential volatility rather than potential returns. That may change in the future if the outlook for interest rates and corporate profits becomes clearer. But for now, we anticipate maintaining a minimal stock exposure.


Q     THE AVERAGE COUPON FOR A HIGH-YIELD BOND RIGHT NOW IS AROUND 9 PERCENT.
SO, IT LOOKS AS IF THE HIGH-YIELD MARKET'S TOTAL RETURN WILL BE LESS THAN THE COUPON. DO YOU EXPECT THIS TO CONTINUE?

A     No, and there are several reasons why. First is historical. In 1998, the high-yield market returned 0.97 percent, and so far in 1999, it's returned 1.23 percent, according to the Chase Securities Global High Yield Index*. Historically, when the high-yield market has gone through the doldrums, it has typically come back strong. For example, in 1994, the Chase Index returned -1.57 percent. The next year, it returned 19.56 percent. Certainly, there are no guarantees that this could happen again, but from this level, we think it's fair to say that there's more upside potential than downside.

  Second is liquidity. The market's liquidity has been constrained by a number of one-time factors, such as the Russian debt crisis and Y2K concerns. These events won't hinder the market forever.

  Third is an outsized number of defaults. As I mentioned, several deals that probably weren't a good idea in the first place are now being weeded out of the market. The economy is growing well, and when this current cloud of defaults is lifted, we believe investors will realize the attractive value offered by high-yield bonds, and demand will increase.

  When that might happen, no one can say. Currently, Y2K concerns and uncertainty about what the Federal Reserve may do in the next couple of months may act to keep a lid on prices.

  But longer-term, we're encouraged by the environment created by a worldwide economic expansion, inflation that remains low from a historical standpoint, and a slackening supply of Treasury bonds. All these factors indicate to us that high yield bonds currently offer a terrific value. We believe that the smart investors are the ones who are content to wait for liquidity to return to the market and collect a hefty coupon in the process.

* CHASE SECURITIES GLOBAL HIGH YIELD INDEX IS A TOTAL RETURN INDEX CONSIDERED GENERALLY REPRESENTATIVE OF THE MARKET FOR U.S. AND DOLLAR DENOMINATED FOREIGN HIGH YIELD DEBT. SOURCE IS CHASE SECURITIES INC.

TERMS TO KNOW

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

HIGH-YIELD BONDS Bonds that are issued by companies often without long track records of sales and earnings or with questionable credit strength and that pay a higher yield to investors to help compensate for their greater risk of loss of principal and interest. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond-rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher quality bonds.

U.S. TREASURIES Debt securities are issued by the U.S. Treasury, including Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

PERFORMANCE UPDATE

KEMPER HIGH YIELD FUND II

 TOTAL RETURNS*

 For the period ended September 30, 1999 (adjusted for the maximum sales charge)

                                                                LIFE OF CLASS
-----------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND II CLASS A                              - 4.34%      (since 11/30/98)
 .....................................................................................................
    KEMPER HIGH YIELD FUND II CLASS B                              - 4.13       (since 11/30/98)
 .....................................................................................................
    KEMPER HIGH YIELD FUND II CLASS C                              - 1.36       (since 11/30/98)
 .....................................................................................................

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD II FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 11/30/98 to 09/30/99

                                                                             SALOMON BROTHERS LONG-
                                                  KEMPER HIGH YIELD II        TERM HIGH YIELD BOND
                                                      FUND CLASS A(1)               INDEX(+)             CONSUMER PRICE INDEX(++)
                                                  --------------------       ----------------------      ----------------------
11/30/98                                                   9548                       10000                       10000
                                                           9490                       10071                        9994
                                                           9642                       10222                       10018
                                                           9652                       10105                       10030
                                                           9766                       10215                       10061
4/30/99                                                    9921                       10401                       10134
                                                           9719                       10230                       10134
                                                           9716                       10108                       10134
                                                           9691                       10063                       10165
                                                           9612                        9918                       10189
9/30/99                                                    9566                        9933                       10213

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD II FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 11/30/98 to 09/30/99

                                                                             SALOMON BROTHERS LONG-
                                                  KEMPER HIGH YIELD II        TERM HIGH YIELD BOND
                                                     FUND CLASS B(1)                INDEX(+)             CONSUMER PRICE INDEX(++)
                                                  --------------------       ----------------------      ------------------------
11/30/98                                                  10000                       10000                       10000
                                                           9944                       10071                        9994
                                                          10086                       10222                       10018
                                                          10101                       10105                       10030
                                                          10203                       10215                       10061
4/30/99                                                   10360                       10401                       10134
                                                          10142                       10230                       10134
                                                          10133                       10108                       10134
                                                          10100                       10063                       10165
                                                          10012                        9918                       10189
9/30/99                                                    9602                        9933                       10213

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD II FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 11/30/98 to 09/30/99

                                                                             SALOMON BROTHERS LONG-
                                                  KEMPER HIGH YIELD II        TERM HIGH YIELD BOND
                                                      FUND CLASS C(1)                INDEX(+)            CONSUMER PRICE INDEX(++)
                                                  --------------------       ----------------------      ----------------------
11/30/98                                                  10000                       10000                       10000
                                                           9944                       10071                        9994
                                                          10086                       10222                       10018
                                                          10101                       10105                       10030
                                                          10203                       10215                       10061
4/30/99                                                   10360                       10401                       10134
                                                          10142                       10230                       10134
                                                          10133                       10108                       10134
                                                          10100                       10063                       10165
                                                          10012                        9918                       10189
9/30/99                                                    9865                        9933                       10213

     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

     * TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

     (1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE PERFORMANCE OF THE FUND TO THAT OF THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX AND THE CONSUMER PRICE INDEX, YOU SHOULD ALSO NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDICES.

     THE FUND MAY INVEST IN LOWER-RATED AND NON RATED SECURITIES WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGH-RATED SECURITIES.

     +THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX IS ON A TOTAL RETURN BASIS WITH ALL DIVIDENDS REINVESTED AND COMPRISES HIGH-YIELD BONDS WITH A PAR VALUE OF $50 MILLION OR HIGHER AND A REMAINING MATURITY OF TEN YEARS OR LONGER RATED BB+ OR LOWER BY STANDARD & POOR'S CORPORATION OR BA1 OR LOWER BY MOODY'S INVESTORS SERVICE, INC. THIS INDEX IS UNMANAGED. SOURCE IS SALOMON BROTHERS INC.

     ++THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. SOURCE IS CDA WIESENBERGER.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD FUND II

-------------------------------------------------------------------------------
               PORTFOLIO COMPOSITION*                         ON 9/30/99
-------------------------------------------------------------------------------
    BONDS                                                         95%
 ...............................................................................
    CASH EQUIVALENTS                                               5
-------------------------------------------------------------------------------
                                                                 100%

                                  [PIE CHART]

                                  On 09/30/99
-------------------------------------------------------------------------------
                 YEARS TO MATURITY                            ON 9/30/99
-------------------------------------------------------------------------------
    1-10 YEARS                                                    97%
 ...............................................................................
    11-20 YEARS                                                    3
-------------------------------------------------------------------------------
                                                                 100%

                                  [PIE CHART]

                                  On 09/30/99
-------------------------------------------------------------------------------
                      QUALITY                                 ON 9/30/99
-------------------------------------------------------------------------------
    BBB                                                            1%
 ...............................................................................
    BB                                                            17
 ...............................................................................
    B                                                             70
 ...............................................................................
    OTHER                                                         12
-------------------------------------------------------------------------------
                                                                 100%

                                  [PIE CHART]
                                  On 09/30/99
--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PERFORMANCE UPDATE

KEMPER HIGH YIELD OPPORTUNITY FUND

 AVERAGE ANNUAL TOTAL RETURNS*

 For periods ended September 30, 1999 (adjusted for the maximum sales charge)

                                                             1-YEAR                         LIFE OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY FUND CLASS A               -1.12%                            -0.28%          (since 10/1/97)
 .............................................................................................................................
    KEMPER HIGH YIELD OPPORTUNITY FUND CLASS B               -0.09                             -0.05           (since 10/1/97)
 .............................................................................................................................
    KEMPER HIGH YIELD OPPORTUNITY FUND CLASS C                2.84                              1.32           (since 10/1/97)
 ..............................................................................................................................

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 10/31/97 to 09/30/99

                                                    KEMPER HIGH YIELD        SALOMON BROTHERS LONG-
                                                 OPPORTUNITY FUND CLASS       TERM HIGH YIELD BOND
                                                           A(1)                        INDEX+              CONSUMER PRICE INDEX++
                                                 ----------------------      ----------------------      ----------------------
10/31/97                                                   9546                       10000                       10000
12/31/97                                                   9818                       10288                        9981
12/31/98                                                  10090                       11240                       10142
9/30/99                                                    9975                       11086                       10365

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 10/31/97 to 09/30/99

                                                    KEMPER HIGH YIELD        SALOMON BROTHERS LONG-
                                                 OPPORTUNITY FUND CLASS       TERM HIGH YIELD BOND
                                                           B(1)                        INDEX+              CONSUMER PRICE INDEX++
                                                 ----------------------      ----------------------      ----------------------
10/31/97                                                   9546                       10000                       10000
12/31/97                                                  10273                       10288                        9981
12/31/98                                                  10469                       11240                       10142
9/30/99                                                   10030                       11086                       10365

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 10/31/97 to 09/30/99

                                                    KEMPER HIGH YIELD        SALOMON BROTHERS LONG-
                                                 OPPORTUNITY FUND CLASS       TERM HIGH YIELD BOND
                                                           C(1)                        INDEX+              CONSUMER PRICE INDEX++
                                                 ----------------------      ----------------------      ----------------------
10/31/97                                                   9546                       10000                       10000
12/31/97                                                  10273                       10288                        9981
12/31/98                                                  10467                       11240                       10142
9/30/99                                                   10298                       11086                       10365

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE, WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE PERFORMANCE OF THE FUND TO THAT OF THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX AND THE CONSUMER PRICE INDEX, YOU SHOULD ALSO NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDICES.

    THE FUND MAY INVEST IN LOWER-RATED AND NON RATED SECURITIES WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGH-RATED SECURITIES.

+ THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX IS ON A TOTAL RETURN BASIS WITH ALL DIVIDENDS REINVESTED AND COMPRISES HIGH-YIELD BONDS WITH A PAR VALUE OF $50 MILLION OR HIGHER AND A REMAINING MATURITY OF TEN YEARS OR LONGER RATED BB+ OR LOWER BY STANDARD & POOR'S CORPORATION OR BA1 OR LOWER BY MOODY'S INVESTORS SERVICE, INC. THIS INDEX IS UNMANAGED. SOURCE IS SALOMON BROTHERS INC.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
   THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. SOURCE IS CDA WIESENBERGER.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD OPPORTUNITY FUND

--------------------------------------------------------------------------------
         PORTFOLIO COMPOSITION*        ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
    BONDS                                  96%                     96%
 ................................................................................
    CASH EQUIVALENTS                       --                       4
 ................................................................................
    PREFERRED AND COMMON STOCK              4                      --
--------------------------------------------------------------------------------
                                          100%                    100%

                                      [PIE CHART]              [PIE CHART]
                                      ON 9/30/99               ON 9/30/98

--------------------------------------------------------------------------------
            YEARS TO MATURITY          ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
    1-10 YEARS                             95%                     91%
 ................................................................................
    11-20 YEARS                             5                       7
 ................................................................................
    OVER 21 YEARS                          --                       2
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 9/30/99               ON 9/30/99

--------------------------------------------------------------------------------
                 QUALITY               ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
    BB                                     12%                      9%
 ................................................................................
    B                                      71                      74
 ................................................................................
    OTHER                                  10                      16
 ................................................................................
    NOT RATED                               7                       1
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                       ON 9/30/99               ON 9/30/99

--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD OPPORTUNITY FUND
Portfolio of Investments at September 30, 1999
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS                                                              PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------------

    CONSUMER DISCRETIONARY--20.4%
                                       AFC Enterprises, 10.250%, 5/15/2007                     $  510        $   498
                                       AMF Bowling Worldwide, Inc., Step-up Coupon, 0%
                                         to 3/15/2001, 12.250% to 3/15/2006                       645            379
                                       Advantica Restaurant Co., 11.250%, 1/15/2008               690            600
                                       Avondale Mills, 10.250%, 5/1/2006                          274            238
                                       Boca Resorts Inc., 9.875%, 4/15/2009                       150            139
                                       Cinemark USA, Inc., 8.500%, 8/1/2008                       100             78
                                       Cinemark USA, Inc., Series D, 9.625%, 8/1/2008             100             86
                                       Cole National Group Inc., 9.875%, 12/31/2006               230            197
                                       Cole National Group Inc., 8.625%, 8/15/2007                230            189
                                       Finlay Fine Jewelry Co., 8.375%, 5/1/2008                  740            683
                                       Galey & Lord, Inc., 9.125%, 3/1/2008                       170             43
                                       Guitar Center Management, 11.000%, 7/1/2006                300            297
                                       Harvey's Casino Resorts, 10.625%, 6/1/2006                 300            312
                                       Hines Horticulture, Inc., 11.750%, 10/15/2005              450            481
                                       Hollywood Entertainment Corp., 10.630%, 8/15/2004          100             92
                                       Hollywood Entertainment Corp., Series B, 10.625%,
                                         8/15/2004                                                300            276
                                       International Game Technology, 8.375%, 5/15/2009           120            114
                                       Iron Age Holdings Corp., Step-up Coupon, 0% to
                                         5/1/2003, 12.125% to 5/1/2009                            100             30
                                       Iron Age Holdings Corp., 9.875%, 5/1/2008                   90             69
                                       J. Crew Group, Step-up Coupon, 0% to 10/15/2002,
                                         13.125% to 10/15/2008                                    120             63
                                       J. Crew Group, 10.375%, 10/15/2007                         390            357
                                       Mohegan Tribal Gaming Authority, 8.750%, 1/1/2009           20             20
                                       Perkins Finance, L.P., 10.125%, 12/15/2007                 510            506
                                       Phillips-Van Heusen Corp., 9.500%, 5/1/2008                 40             37
                                       Pillowtex Corp., 10.000%, 11/15/2006                       300            204
                                       Pillowtex Corp., 9.000%, 12/15/2007                        260            169
                                       Players International, 10.875%, 4/15/2005                  220            230
                                       Regal Cinemas Inc., 9.500%, 6/1/2008                       400            272
                                       Restaurant Co., Step-up Coupon, 0% to 5/15/2003,
                                         11.250% to 5/15/2008                                     180            103
                                       Sealy Mattress Co., Step-up Coupon, 0% to
                                         12/15/2002, 10.875% to 12/15/2007                        670            444
                                       Specialty Retailers, Inc., 8.500%, 7/15/2005                60             44
                                       Specialty Retailers, Inc., 9.000%, 7/15/2007               200            122
                                       Station Casinos, Inc., 10.125%, 3/15/2006                   30             31
                                       ---------------------------------------------------------------------------------
                                                                                                               7,403
------------------------------------------------------------------------------------------------------------------------

    CONSUMER STAPLES--.5%
                                       Dyersburg Corp., 9.750%, 9/1/2007                          200             74
                                       Jafra Cosmetics International, Inc., 11.750%,
                                         5/1/2008                                                 140            120
                                       ---------------------------------------------------------------------------------
                                                                                                                 194
------------------------------------------------------------------------------------------------------------------------

    HEALTH--.1%
                                       Mariner Post-Acute Network, Inc., Step-up Coupon,
                                         0% to 11/7/2002, 10.500% to 11/1/2007                    510             10
                                       (a)Vencor, Inc., 9.875%, 5/1/2005                           75             17
                                       ---------------------------------------------------------------------------------
                                                                                                                  27

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


-------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS--22.5%
                                       21st Century Telecom Group, Inc., Step-up Coupon,
                                         0% to 2/15/2003, 12.250% to 2/15/2008                 $  180        $    72
                                       Allegiance Telecom, Inc., Step-up Coupon, 0% to
                                         2/15/2003, 11.750% to 2/15/2008                          710            451
                                       Allegiance Telecom, Inc., 12.875%, 5/15/2008               140            153
                                       American Cellular Corp., 10.500%, 5/15/2008                300            307
                                       Bresnan Communications Co., Step-up Coupon, 0% to
                                         2/1/2004, 9.250% to 2/1/2009                             100             65
                                       Bresnan Communications Co., 8.000%, 2/1/2009               100             98
                                       Comunicacion Cellular, S.A., Step-up Coupon, 0%
                                         to 9/29/2000, 14.125% to 3/1/2005                        100             55
                                       Crown Castle International Corp., Step-up Coupon,
                                         0% to 11/15/2002, 10.625% to 11/15/2007                  375            259
                                       Crown Castle International Corp., 9.500%,
                                         8/1/2011                                                 100             95
                                       Esprit Telecom Group, PLC, 11.500%, 12/15/2007             330            338
                                       Esprit Telecom Group, PLC, 10.875%, 6/15/2008              110            111
                                       Global Telesystems Group, 9.875%, 2/15/2005                270            243
                                       ICG Holdings, Inc., Step-up Coupon, 0% to
                                         9/15/2000, 13.500% to 9/15/2005                          560            482
                                       Impsat Corp., 12.375%, 6/15/2008                           155            115
                                       KMC Telecom Holdings, Inc., Step-up Coupon, 0% to
                                         2/15/2003, 12.500% to 2/15/2008                          440            229
                                       KMC Telecom Holdings, Inc., 13.500%, 5/15/2009             110            108
                                       Long Distance Direct Holdings, Inc., 12.250%,
                                         4/15/2008                                                100             52
                                       MGC Communications, 13.000%, 10/1/2004                     310            263
                                       Millicom International Cellular, S.A., Step-up
                                         Coupon, 0% to 6/1/2001, 13.500% to 6/1/2006              160            114
                                       Nextel Communications Inc., Step-up Coupon, 0% to
                                         2/15/2003, 9.750% 2/15/2008                              470            328
                                       Nextel Communications, Inc., Step-up Coupon, 0%
                                         to 10/31/2002, 9.750% to 10/31/2007                      120             85
                                       Nextel Communications, Inc., Step-up Coupon, 0%
                                         to 2/15/99, 9.750% to 8/15/2004                          135            136
                                       Nextlink Communications, Inc., Step-up Coupon, 0%
                                         to 4/15/2003, 9.450% to 4/15/2008                         40             24
                                       Nextlink Communications, Inc., Step-up Coupon, 0%
                                         to 6/1/2004, 12.250% to 6/1/2009                         200            114
                                       Nextlink Communications, Inc., 12.500%, 4/15/2006           80             85
                                       Nextlink Communications, Inc., 10.750%,
                                         11/15/2008                                               130            130
                                       PTC International Finance, Step-up Coupon, 0% to
                                         7/1/2002, 10.750% to 7/1/2007                            120             83
                                       Primus Telecommunications Group, 11.750%,
                                         8/1/2004                                                 540            529
                                       Primus Telecommunications Group, 9.875%,
                                         5/15/2008                                                 10              9
                                       Primus Telecommunications Group, 11.250%,
                                         1/15/2009                                                 70             66
                                       RCN Corp., Step-up Coupon, 0% to 7/1/2003,
                                         11.000% to 7/1/2008                                      100             60
                                       RCN Corp., 10.000%, 10/15/2007                             120            116
                                       Rogers Cantel, 9.750%, 6/1/2016                            170            193
                                       SBA Communications Corp., Step-up Coupon, 0% to
                                         3/1/2003, 12.000% to 3/1/2008                            110             61
                                       Tele1 Europe BV, 13.000%, 5/15/2009                        100             98
                                       Telecorp PCS, Inc., Step-up Coupon, 0% to
                                         4/1/2004, 11.625% to 4/15/2009                           550            319
                                       Teligent, Inc., Step-up Coupon, 0% to 3/1/2003,
                                         11.500% to 3/1/2008                                      200            103
                                       Teligent, Inc., 11.500%, 12/1/2007                         280            255

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


-------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       TriTel Pcs, Inc., Step-up Coupon, 0% to
                                         5/15/2004, 12.750% to 5/15/2009                       $  200        $   112
                                       Triton Communications, L.L.C., Step-up Coupon, 0%
                                         to 5/1/2003, 11.000% to 5/1/2008                       1,460            982
                                       U.S. Xchange, L.L.C., 15.000%, 7/1/2008                    110            111
                                       USA Mobile Communications Holdings, Inc.,
                                         14.000%, 11/1/2004                                       110             89
                                       Versatel Telecom, 13.250%, 5/15/2008                       250            246
                                       Versatel Telecom, 11.875%, 7/15/2009                        40             37
                                       Viatel, Inc., Step-up Coupon, 0% to 4/15/2003,
                                         12.500% to 4/15/2008                                     130             76
                                       Viatel, Inc., 11.250%, 4/15/2008                           125            120
                                       ---------------------------------------------------------------------------------
                                                                                                               8,177
------------------------------------------------------------------------------------------------------------------------

    FINANCIAL--2.0%
                                       Kappa Beheer BV, 10.625%, 7/15/2009                         70             72
                                       Ono Finance, PLC, 13.000%, 5/1/2009                        360            378
                                       Spectrasite Holdings, Inc., Step-up Coupon, 0% to
                                         4/1/2004, 11.250% to 4/15/2009                           110             55
                                       Spectrasite Holdings, Inc., Step-up Coupon, 0% to
                                         7/15/2003, 12.000% to 7/15/2008                          430            237
                                       ---------------------------------------------------------------------------------
                                                                                                                 742
------------------------------------------------------------------------------------------------------------------------

    MEDIA--16.5%
                                       AMFM, Inc., Step-up Coupon, 0% to 2/1/2002,
                                         12.750% to 2/1/2009                                      110             95
                                       AMFM, Inc., 9.000%, 10/1/2008                              100            100
                                       AMFM, Inc., 8.000%, 11/1/2008                              330            316
                                       Avalon Cable Holdings, Step-up Coupon, 0% to
                                         12/1/2003, 11.875% to 12/1/2008                          200            125
                                       Avalon Cable of Michigan, 9.375%, 12/1/2008                100            100
                                       Big Flower Press, 8.875%, 7/1/2007                         400            390
                                       CSC Holdings, Inc., 9.250%, 11/1/2005                      100            101
                                       CSC Holdings, Inc., 8.125%, 8/15/2009                       54             55
                                       CSC Holdings, Inc., 10.500%, 5/15/2016                      60             65
                                       Charter Communication Holdings LLC, Step-up
                                         Coupon, 0% to 4/1/2004, 9.920% to 4/1/2011               230            136
                                       Charter Communication Holdings LLC, 8.250%,
                                         4/1/2007                                                 440            411
                                       Diamond Cable Communications, PLC, Step-up
                                         Coupon, 0% to 2/15/2002, 10.750% to 2/15/2007            200            156
                                       Diamond Cable Communications, PLC, Step-up
                                         Coupon, 0% to 12/15/2000, 11.750% to 12/15/2005           50             45
                                       Diamond Cable Communications, PLC, 13.250%,
                                         9/30/2004                                                230            246
                                       Echostar DBS Corp., 9.250%, 2/1/2006                       500            491
                                       Frontiervision, 11.000%, 10/15/2006                        100            106
                                       Frontiervision Holdings, LP, Step-up Coupon, 0%
                                         to 9/15/2001, 11.875% to 9/15/2007                       100             84
                                       Metromedia Fiber Network, Inc., 10.000%,
                                         11/15/2008                                               810            782
                                       NTL Communications Corp., Step-up Coupon 0% to
                                         10/1/2003, 12.375% to 10/1/2008                           50             34
                                       NTL, Inc., Step-up Coupon, 0% to 2/1/2001,
                                         10.500% to 2/1/2006                                       40             35
                                       NTL, Inc., 11.500%, 10/1/2008                              255            274
                                       Outdoor Systems, Inc., 9.375%, 10/15/2006                  140            147
                                       Panavision, Inc., Step-up Coupon, 0% to 2/1/2002,
                                         9.625% to 2/1/2006                                       370            192

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


-------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       Renaissance Media Group, Step-up Coupon, 0% to
                                         4/15/2003, 10.000% to 4/15/2008                       $  130        $    91
                                       Star Choice Communications, Inc., 13.000%,
                                         12/15/2005                                                50             49
                                       TeleWest Communications, PLC, Step-up Coupon, 0%
                                         to 4/15/2004, 9.250% to 4/15/2009                        500            301
                                       TeleWest Communications, PLC, Step-up Coupon, 0%
                                         to 10/1/2000, 11.000% to 10/1/2007                        95             85
                                       TeleWest Communications, PLC, 9.625%, 10/1/2006             60             60
                                       TeleWest Communications, PLC, 11.250%, 11/1/2008           140            150
                                       Transwestern Publishing, Step-up Coupon, 0% to
                                         11/15/2002, 11.875% to 11/15/2008                        310            217
                                       Transwestern Publishing, 9.625%, 11/15/2007                340            332
                                       United Artists Theatre Circuit, Inc., 9.750%,
                                         4/15/2008                                                190             44
                                       United International Holdings, Step-up Coupon, 0%
                                         to 2/15/2003, 10.750% to 2/15/2008                       300            182
                                       ---------------------------------------------------------------------------------
                                                                                                               5,997
------------------------------------------------------------------------------------------------------------------------

SERVICE INDUSTRIES--2.7%
                                       Coinmach Corp., 11.750%, 11/15/2005                        120            126
                                       Doskocil Manufacturing Co., 10.125%, 9/15/2007              60             27
                                       Integrated Electrical Services, Inc., 9.375%,
                                         2/1/2009                                                 410            399
                                       Kindercare Learning Centers Inc., 9.500%,
                                         2/15/2009                                                410            387
                                       Spincycle, Inc., Step-up Coupon, 0% to 5/1/2001,
                                         12.750% to 5/1/2005                                      350             53
                                       ---------------------------------------------------------------------------------
                                                                                                                 992
------------------------------------------------------------------------------------------------------------------------

DURABLES--4.4%
                                       BE Aerospace, Inc., 9.500%, 11/1/2008                      400            394
                                       DeCrane Aircraft Holdings, Inc., 12.000%,
                                         9/30/2008                                                230            230
                                       Fairchild Corp., 10.750%, 4/15/2009                        120            102
                                       United Rentals, Inc., 9.250%, 1/15/2009                    900            862
                                       ---------------------------------------------------------------------------------
                                                                                                               1,588
------------------------------------------------------------------------------------------------------------------------

MANUFACTURING--13.8%
                                       Consumers International, 10.250%, 4/1/2005                 200            191
                                       Doman Industries, Ltd., 8.750%, 3/15/2004                  390            283
                                       Doman Industries, Ltd., 9.250%, 11/15/2007                 100             67
                                       Fonda Group, 9.500%, 3/1/2007                              200            174
                                       GS Technologies, 12.000%, 9/1/2004                         210            147
                                       GS Technologies, 12.250%, 10/1/2005                        370            255
                                       Gaylord Container Corp., 9.750%, 6/15/2007                 230            218
                                       Gaylord Container Corp., 9.875%, 2/15/2008                 340            295
                                       Graham Packaging Co., Step-up Coupon, 0% to
                                         1/15/2003, 10.750% to 1/15/2009                          260            166
                                       Grove Holdings LLC, Step-up Coupon, 0% to
                                         5/1/2003, 11.625% to 5/1/2009                            100             18
                                       Grove Investors, PIK, 14.500%, 5/1/2010                    119             30
                                       Huntsman Package, 11.750%, 12/1/2004                       200            206
                                       Millar Western Forest Products, Ltd., 9.875%,
                                         5/15/2008                                                200            193
                                       NL Industries, Inc., Senior Note, 11.750%,
                                         10/15/2003                                               710            731
                                       Plainwell, Inc., 11.000%, 3/1/2008                         320            247
                                       Riverwood International Corp., 10.250%, 4/1/2006            50             49
                                       Riverwood International Corp., 10.625%, 8/1/2007            10             10
                                       Riverwood International Corp., 10.875%, 4/1/2008           400            376
                                       SF Holdings Group, Inc., Step-up Coupon, 0% to
                                         03/15/2003, 12.750% to 3/15/2008                         430            185
                                       Spinnaker Industries, 10.750%, 10/15/2006                  120            100

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


-------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       Stone Container Corp., 12.250%, 4/1/2002                $  100        $   101
                                       Stone Container Corp., 11.500%, 8/15/2006                  350            369
                                       Terra Ind., 10.750%, 9/30/2003                              90             45
                                       Terex Corp., 8.875%, 4/1/2008                              170            160
                                       Texas Petrochemicals, 11.125%, 7/1/2006                    500            415
                                       ---------------------------------------------------------------------------------
                                                                                                               5,031
------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--1.3%
                                       Cherokee International Corp., 10.500%, 5/1/2009            100             92
                                       PSINet, Inc., 10.000%, 2/15/2005                            40             38
                                       PSINet, Inc., 11.500%, 11/1/2008                           150            152
                                       PSINet, Inc., 11.000%, 8/1/2009                            200            196
                                       ---------------------------------------------------------------------------------
                                                                                                                 478
------------------------------------------------------------------------------------------------------------------------

ENERGY--2.4%
                                       Continental Resources, Inc., 10.250%, 8/1/2008              20             16
                                       Key Energy Services, Inc., 14.000%, 1/15/2009              100            107
                                       Ocean Energy, Inc., 10.375%, 10/15/2005                    330            347
                                       Ocean Energy, Inc., 9.750%, 10/1/2006                      350            360
                                       RAM Energy, 11.500%, 2/15/2008                             100             48
                                       ---------------------------------------------------------------------------------
                                                                                                                 878
------------------------------------------------------------------------------------------------------------------------

METALS & MINERALS--4.8%
                                       Euramax International, PLC, 11.250%, 10/1/2006             300            300
                                       MMI Products, Inc., 11.250%, 4/15/2007                     500            505
                                       Metal Management, Inc., 10.000%, 5/15/2008                 500            350
                                       Metals USA Inc., 8.625%, 2/15/2008                         135            125
                                       Renco Steel Holdings Co., Series B, 10.875%,
                                         2/1/2005                                                 300            248
                                       Republic Tech International, 13.750%, 7/15/2009            230            218
                                       ---------------------------------------------------------------------------------
                                                                                                               1,746
------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION--2.1%
                                       Del Webb Corp., 9.750%, 1/15/2008                          200            181
                                       Dimac Corp., 12.500%, 10/1/2008                            120             60
                                       Hovnanian Enterprises, Inc., 9.750%, 6/1/2005               30             27
                                       Kevco, Inc., 10.375%, 12/1/2007                            265            146
                                       Nortek, Inc., 9.875%, 3/1/2004                             250            245
                                       Nortek, Inc., 8.875%, 8/1/2008                             100             95
                                       ---------------------------------------------------------------------------------
                                                                                                                 754
------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION--1.9%
                                       Petro Stopping Centers, 10.500%, 2/1/2007                  200            198
                                       Travelcenters America, 10.250%, 4/1/2007                   500            493
                                       ---------------------------------------------------------------------------------
                                                                                                                 691
                                       ---------------------------------------------------------------------------------
                                       CORPORATE BONDS TOTAL--95.4%
                                       (Cost $37,911)                                                         34,698
                                       ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS                                                                         PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------

CONSUMER
DISCRETIONARY--.8%
  MISCELLANEOUS
                                       Corporate Express, Inc., 4.500%, 7/1/2000               $  320        $   315
                                       ---------------------------------------------------------------------------------
                                       CONVERTIBLE BONDS TOTAL--.8%
                                       (Cost $309)                                                               315
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
PREFERRED STOCKS                                                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS--.9%
CELLULAR TELEPHONE--.4%
                                       Dobson Communications, PIK                                 161            145
                                       ---------------------------------------------------------------------------------

TELEPHONE/
COMMUNICATIONS--.5%
                                       21st Century Telecom Group, Inc.                            58             29
                                       Nextel Communications, Inc., PIK                           162            157
                                       ---------------------------------------------------------------------------------
                                                                                                                 186
------------------------------------------------------------------------------------------------------------------------
FINANCIAL--.3%
REAL ESTATE
                                       Crown American Realty Trust                              2,210             91
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--.3%
CONTAINERS & PAPER--.1%
                                       SF Holdings Group, Inc., PIK                                11             32
                                       ---------------------------------------------------------------------------------

MACHINERY/COMPONENTS/
CONTROLS--0.2%
                                       Eagle-Picher Holdings, Inc.,                                20             92
                                       ---------------------------------------------------------------------------------
                                       PREFERRED STOCKS TOTAL--1.5%
                                       (Cost $702)                                                               546
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
COMMON STOCKS                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--.7%
RECREATIONAL PRODUCTS--.4%
                                       International Game Technology                            8,000            144
                                       ---------------------------------------------------------------------------------

SPECIALTY RETAIL--.3%
                                       (a)Guitar Center Management                              8,000             75
                                       (a)Hollywood Entertainment Corp.                         2,000             30
                                       ---------------------------------------------------------------------------------
                                                                                                                 105
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS--.2%
TELEPHONE/
COMMUNICATIONS
                                       (a)21st Century Telecom Group, Inc., Warrants               50             10
                                       (a)KMC Telecom Holdings, Inc., Warrants                    160              1
                                       (a)Tele1 Europe BV                                         100              7
                                       (a)Versatel Telecom, Warrants                              250             31
                                          Viatel, Inc.                                            219              6
                                       ---------------------------------------------------------------------------------
                                                                                                                  55
------------------------------------------------------------------------------------------------------------------------
FINANCIAL--.6%
MISCELLANEOUS
                                       S & P Mid-Cap 400 Depository Receipts                    3,000            215
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MEDIA--0.0%
CABLE TELEVISION
                                       (a)Star Choice Communications, Inc., Warrants
                                         (expire 12/15/2005)                                    1,158              3
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SERVICE INDUSTRIES--0.1%
MISCELLANEOUS COMMERCIAL
SERVICES--0.1%
                                       (a)United Rentals, Inc.                                  1,000             22
                                       ---------------------------------------------------------------------------------
AEROSPACE--0.0%
                                       (a)Decrane Holdings Co., Warrants                          230              0
                                       ---------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------

MANUFACTURING--.7%
CONTAINERS & PAPER
                                       (a)Gaylord Container Corp.                              $22,500       $   160
                                          Smufit-Stone Container Corp.                           5,000           108
                                          ------------------------------------------------------------------------------
                                                                                                                 268
------------------------------------------------------------------------------------------------------------------------

ENERGY--0.00%
OILFIELD SERVICES/
EQUIPMENT--0.0%
                                       (a)Key Energy Services, Inc., Warrants                     100              2
                                          ------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
                                       (a)Waxman Industries, Inc.                              18,000             11
                                          ------------------------------------------------------------------------------
                                          COMMON STOCKS TOTAL--2.3%
                                          (Cost $929)                                                            825
                                          ------------------------------------------------------------------------------
                                          TOTAL INVESTMENT PORTFOLIO--100%
                                          (Cost $39,851)                                                     $36,384
                                          ------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $39,882 for federal income tax purposes at September 30, 1999, the gross unrealized appreciation was $496, the gross unrealized depreciation was $3,994 and the net unrealized depreciation on investments was $3,498.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD FUND II
Portfolio of Investments at September 30, 1999
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS                                                                            PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--17.0%
                                       AFC Enterprises, 10.250%, 5/15/2007                    $1,070        $  1,046
                                       AMF Bowling Worldwide, Inc., Step-up Coupon, 0%
                                         to 3/15/2001, 12.250% to 3/15/2006                    1,000             587
                                       Advantica Restaurant Co., 11.250%, 1/15/2008              950             826
                                       Avis Rent A Car, 11.000%, 5/1/2009                      1,490           1,527
                                       Avondale Mills, 10.250%, 5/1/2006                       1,060             922
                                       Boca Resorts Inc., 9.880%, 4/15/2009                    1,730           1,600
                                       Carrols Corporation, 9.500%, 12/1/2008                    405             344
                                       Circus Circus Enterprises, Inc., 9.250%,
                                         12/1/2005                                             1,160           1,160
                                       Cole National Group Inc., 9.875%, 12/31/2006              630             539
                                       Cole National Group Inc., 8.625%, 8/15/2007               400             328
                                       Eldorado Resorts, 10.500%, 8/15/2006                    1,000           1,025
                                       Finlay Enterprises, Inc., 9.000%, 5/1/2008                435             397
                                       Finlay Fine Jewelry Co., 8.375%, 5/1/2008                 170             157
                                       Galey & Lord, Inc., 9.125%, 3/1/2008                    1,170             292
                                       Guitar Center Management, 11.000%, 7/1/2006             1,572           1,556
                                       Harvey's Casino Resorts, 10.625%, 6/1/2006                400             416
                                       Hines Horticulture, Inc., 11.750%, 10/15/2005           1,355           1,450
                                       Hollywood Entertainment Corp., 10.625%,
                                         8/15/2004                                               330             304
                                       Hollywood Entertainment Corp., Series B,
                                         10.625%, 8/15/2004                                    1,000             920
                                       Horseshoe Gaming Holdings, 8.625%, 5/15/2009            1,000             945
                                       Imax Corp., Senior Note, 7.875%, 12/1/2005                550             511
                                       International Game Technology, 8.375%, 5/15/2009          440             419
                                       Iron Age Holdings Corp., 9.875%, 5/1/2008                  30              23
                                       J. Crew Group, Step-up Coupon, 0% to 10/15/2002,
                                         13.125% to 10/15/2008                                 1,560             819
                                       J. Crew Group, 10.375%, 10/15/2007                        460             421
                                       Krystal Inc., 10.250%, 10/1/2007                        1,000           1,005
                                       Mohegan Tribal Gaming Authority, 8.125%,
                                         1/1/2006                                                250             242
                                       Mohegan Tribal Gaming Authority, 8.750%,
                                         1/1/2009                                              1,520           1,490
                                       National Vision Association, Ltd., 12.750%,
                                         10/15/2005                                              370             311
                                       Perkins Finance, L.P., 10.125%, 12/15/2007              1,390           1,380
                                       Phillips-Van Heusen Corp., 9.500%, 5/1/2008               150             139
                                       Pillowtex Corp., 10.000%, 11/15/2006                      300             204
                                       Pillowtex Corp., 9.000%, 12/15/2007                       300             195
                                       Regal Cinemas Inc., 9.500%, 6/1/2008                      540             367
                                       Regal Cinemas, Inc., 8.75%, 12/15/2010                     70              45
                                       Sealy Mattress Co., Step-up Coupon, 0% to
                                         12/15/2002, 10.875% to 12/15/2007                       925             613
                                       Specialty Retailers, Inc., 8.500%, 7/15/2005              430             314
                                       Specialty Retailers, Inc., 9.000%, 7/15/2007              750             458
                                       Station Casinos, Inc., 10.125%, 3/15/2006                 530             545
                                       ---------------------------------------------------------------------------------
                                                                                                              25,842
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--.4%
                                       Agrilink Foods, Inc., 11.875%, 11/1/2008                  720             641
                                       ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------

    HEALTH--.4%
                                       ALARIS Medical Systems, Inc., Step-up Coupon, 0%
                                         to 8/1/2003, 11.125% to 8/1/2008                     $  400        $    206
                                       Abbey Healthcare Group, Inc., 9.500%, 11/1/2002           420             407
                                       Mariner Post-Acute Network, Inc., Step-up
                                         Coupon, 0% to 11/7/2002, 10.500% to 11/1/2007           800              16
                                       ---------------------------------------------------------------------------------
                                                                                                                 629
------------------------------------------------------------------------------------------------------------------------

    COMMUNICATIONS--22.4
                                       21st Century Telecom Group, Inc., Step-up
                                         Coupon, 0% to 2/15/2003, 12.250% to 2/15/2008           120              48
                                       Allegiance Telecom, Inc., Step-up Coupon, 0% to
                                         2/15/2003, 11.750% to 2/15/2008                       1,000             635
                                       Allegiance Telecom, Inc., 12.875%, 5/15/2008              700             763
                                       American Cellular Corp., 10.500%, 5/15/2008               810             830
                                       Bresnan Communications Co., Step-up Coupon, 0%
                                         to 2/1/2004, 9.250% to 2/1/2009                         600             390
                                       Bresnan Communications Co., 8.000%, 2/1/2009              100              98
                                       Call-Net Enterprises, Inc., Step-up Coupon, 0%
                                         to 5/15/2004, 10.800% to 5/15/2009                      200             100
                                       Call-Net Enterprises, Inc., 9.375%, 5/15/2009             170             149
                                       Crown Castle International Corp., Step-up
                                         Coupon, 0% to 11/15/2002, 10.625% to
                                         11/15/2007                                              700             483
                                       Crown Castle International Corp., 9.000%,
                                         5/12/2011                                                60              56
                                       Crown Castle International Corp., 9.500%,
                                         8/1/2011                                              1,000             952
                                       Dobson Communication Corp., 11.750%, 4/15/2007            500             525
                                       Dolphin Telecom, PLC, Step-up Coupon, 0% to
                                         5/15/2004, 14.000% to 5/15/2009                       2,000             810
                                       Esprit Telecom Group, PLC, 11.500%, 12/15/2007            450             461
                                       Global Crossing, Ltd., 9.625%, 5/15/2008                1,040           1,069
                                       Global Telesystems Group, 9.875%, 2/15/2005             1,190           1,071
                                       ICG Holdings, Inc., Step-up Coupon, 0% to
                                         9/15/2000, 13.500% to 9/15/2005                       2,300           1,978
                                       IPC Communications Inc., Step-up Coupon, 0% to
                                         11/1/2001, 10.875% to 5/1/2008                          970             718
                                       Intermedia Communications of Florida, Inc.,
                                         Step-up Coupon, 0% to 5/15/2001, 12.500% to
                                         5/15/2006                                               670             533
                                       KMC Telecom Holdings, Inc., Step-up Coupon, 0%
                                         to 2/15/2003, 12.500% to 2/15/2008                    1,210             629
                                       KMC Telecom Holdings, Inc., 13.500%, 5/15/2009            840             823
                                       Level 3 Communications, Inc., Step-up Coupon, 0%
                                         to 12/1/2003, 10.500% to 12/1/2008                      250             141
                                       Level 3 Communications, Inc., 9.125%, 5/1/2008          2,220           2,003
                                       MGC Communications, 13.000%, 10/1/2004                    749             637
                                       McLeod USA Inc., 9.250%, 7/15/2007                        900             898
                                       MetroNet Communications Corp., Step-up Coupon,
                                         0% to 6/15/2003, 9.950% to 6/15/2008                  1,610           1,252
                                       MetroNet Communications Corp., Step-up Coupon,
                                         0% to 11/1/2002, 10.750% to 11/1/2007                   100              82
                                       Millicom International Cellular, S.A., Step-up
                                         Coupon, 0% to 6/1/2001, 13.500% to 6/1/2006           1,560           1,108
                                       Netia Holdings, Step-up Coupon, 0% to 11/1/2001,
                                         11.250% to 11/1/2007                                  1,550             973
                                       Netia Holdings, 10.250%, 11/1/2007                        700             597
                                       Nextel Communications, Inc., Step-up Coupon, 0%
                                         to 2/15/99, 9.750% to 8/15/2004                       1,420           1,431
                                       Nextel Communications Inc., 9.750% 2/15/2008              490             342
                                       Nextel Communications, Inc., 9/15/2007                  1,120             829
                                       Nextlink Communications, Inc., 10.750%,
                                         11/15/2008                                            1,000           1,000

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------
                                       Nextlink Communications, Inc., Step-up Coupon,
                                         0% to 6/1/2004, 12.250% to 6/1/2009                  $1,000        $    572
                                       PTC International Finance, Step-up Coupon, 0% to
                                         7/1/2002, 10.750% to 7/1/2007                           500             345
                                       Price Communications Wireless, 9.125%,
                                         12/15/2006                                              800             812
                                       Primus Telecommunications Group, 11.750%,
                                         8/1/2004                                                770             755
                                       Primus Telecommunications Group, 11.250%,
                                         1/15/2009                                               280             266
                                       Rogers Cantel Inc., 8.800%, 10/1/2007                     500             510
                                       SBA Communications Corp., Step-up Coupon, 0% to
                                         3/1/2003, 12.000% to 3/1/2008                           520             287
                                       Tele1 Europe BV, 13.000%, 5/15/2009                       870             852
                                       Telecorp PCS, Inc., Step-up Coupon, 0% to
                                         4/1/2004, 11.625% to 4/15/2009                        1,640             951
                                       Teligent, Inc., Step-up Coupon, 0% to 3/1/2003,
                                         11.500% to 3/1/2008                                     625             322
                                       Teligent, Inc., 11.500%, 12/1/2007                        610             555
                                       TriTel Pcs, Inc., Step-up Coupon, 0% to
                                         5/15/2004, 12.750% to 5/15/2009                       1,270             714
                                       Triton Communications, L.L.C., Step-up Coupon,
                                         0% to 5/1/2003, 11.000% to 5/1/2008                   2,760           1,856
                                       Versatel Telecom, 13.250%, 5/15/2008                      250             246
                                       Versatel Telecom, 11.875%, 7/15/2009                      140             129
                                       Viatel, Inc., Step-up Coupon, 0% to 4/15/2003,
                                         12.500% to 4/15/2008                                  1,000             585
                                       ---------------------------------------------------------------------------------
                                                                                                              34,171
------------------------------------------------------------------------------------------------------------------------
    FINANCIAL--4.6%
                                       Carlyle High Yield Partners, 12.240%, 5/31/2007         1,000             992
                                       HMH Properties, 7.875%, 8/1/2008                        1,600           1,424
                                       Intertek Finance, PLC, 10.250%, 11/1/2006               1,000             950
                                       Kappa Beheer BV, 10.625%, 7/15/2009                     1,280           1,318
                                       Ono Finance, PLC, 13.000%, 5/1/2009                       650             683
                                       Spectrasite Holdings, Inc., Step-up Coupon, 0%
                                         to 4/1/2004, 11.250% to 4/15/2009                     1,240             620
                                       Spectrasite Holdings, Inc., Step-up Coupon, 0%
                                         to 7/15/2003, 12.000% to 7/15/2008                    1,950           1,073
                                       ---------------------------------------------------------------------------------
                                                                                                               7,060
------------------------------------------------------------------------------------------------------------------------
    MEDIA--15.7%
                                       AMFM, Inc., Step-up Coupon, 0% to 2/1/2002,
                                         12.750% to 2/1/2009                                     300             258
                                       AMFM, Inc., 8.000%, 11/1/2008                             900             862
                                       Adelphia Communications Corp., 7.875%, 5/1/2009           540             490
                                       American Lawyer Media, Inc., Step-up Coupon, 0%
                                         to 12/15/2002, 12.25% to 12/15/2008                   2,150           1,354
                                       Avalon Cable Holdings, Step-up Coupon, 0% to
                                         12/1/2003, 11.875% to 12/1/2008                         600             375
                                       Avalon Cable of Michigan, 9.375%, 12/1/2008               120             120
                                       Big Flower Press, 8.875%, 7/1/2007                        500             487
                                       CSC Holdings, Inc., 9.250%, 11/1/2005                   1,300           1,320
                                       CSC Holdings, Inc., 8.125%, 7/15/2009                   1,600           1,609
                                       Chancellor Media Corp., 8.125%, 12/15/2007                250             237
                                       Charter Communication Holdings LLC, 8.250%,
                                         4/1/2007                                              1,540           1,440
                                       Charter Communication Holdings LLC, Step-up
                                         Coupon, 0% to 4/1/2004, 9.920% to 4/1/2011              980             581
                                       Diamond Cable Communications, PLC, 13.250%,
                                         9/30/2004                                               450             480

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------
                                       Diva Systems Corp., Step-up Coupon, 0% to
                                         3/1/2003, 12.625% to 3/1/2008                        $  290        $     82
                                       Echostar DBS Corp., 9.250%, 2/1/2006                      820             806
                                       Echostar DBS Corp., 9.380%, 2/1/2009                      720             709
                                       Falcon Holding Group, Step-up Coupon, 0% to
                                         4/15/2003, 9.285% to 4/15/2010                        1,150             814
                                       Falcon Holding Group LP, 8.375%, 4/15/2010                370             364
                                       Interep National Radio Sales, Inc., 10.000%,
                                         7/1/2008                                              1,500           1,500
                                       Metromedia Fiber Network, Inc., 10.000%,
                                         11/15/2008                                            1,560           1,505
                                       NTL Communications Corp., Step-up Coupon 0% to
                                         10/1/2003, 12.375% to 10/1/2008                       2,300           1,541
                                       Outdoor Systems, Inc., 8.875%, 6/15/2007                  900             925
                                       Renaissance Media Group, Step-up Coupon, 0% to
                                         4/15/2003, 10.000% to 4/15/2008                       1,600           1,116
                                       Rogers Cablesystems Ltd., 10.000%, 3/15/2005              500             536
                                       SFX Entertainment, Inc., 9.125%, 12/1/2008              1,000             940
                                       TeleWest Communications, PLC, Step-up Coupon, 0%
                                         to 10/1/2000, 11.000% to 10/1/2007                      600             534
                                       TeleWest Communications, PLC, 11.250%, 11/1/2008          750             803
                                       TeleWest Communications, PLC, Step-up Coupon, 0%
                                         to 4/15/2004, 9.250% to 4/15/2009                       800             482
                                       Transwestern Publishing, 9.625%, 11/15/2007             1,000             975
                                       United International Holdings, Step-up Coupon,
                                         0% to 2/15/2003, 10.750% to 2/15/2008                 1,000             605
                                       ---------------------------------------------------------------------------------
                                                                                                              23,850
------------------------------------------------------------------------------------------------------------------------
SERVICE INDUSTRIES--4.3%
                                       Allied Waste Industries, 7.625%, 1/1/2006                 360             320
                                       Coinmach Corp., 11.750%, 11/15/2005                       720             757
                                       ImPac Group, Inc., 10.125%, 3/15/2008                     500             446
                                       Integrated Electrical Services, Inc., 9.375%,
                                         2/1/2009                                              1,710           1,663
                                       Kindercare Learning Centers Inc., 9.500%,
                                         2/15/2009                                             1,620           1,531
                                       La Petite Academy, Inc., 10.000%, 5/15/2008               770             647
                                       Spincycle, Inc., Step-up Coupon, 0% to 5/1/2001,
                                         12.750% to 5/1/2005                                     500              75
                                       Verio, Inc., 11.250%, 12/1/2008                         1,020           1,048
                                       ---------------------------------------------------------------------------------
                                                                                                               6,487
------------------------------------------------------------------------------------------------------------------------
DURABLES--3.5%
                                       Airxcel, 11.000%, 11/15/2007                              500             495
                                       BE Aerospace, Inc., 9.500%, 11/1/2008                   1,400           1,379
                                       DeCrane Aircraft Holdings, Inc., 12.000%,
                                         9/30/2008                                               260             260
                                       Fairchild Corp., 10.750%, 4/15/2009                     1,180           1,003
                                       Transdigm, Inc., 10.375%, 12/1/2008                     1,150           1,104
                                       United Rentals, Inc., 9.250%, 1/15/2009                 1,200           1,149
                                       ---------------------------------------------------------------------------------
                                                                                                               5,390
------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--12.8%
                                       Agriculture, Mining and Chemicals, Inc.,
                                         10.750%, 9/30/2003                                      440             220
                                       BPC Holdings Corp., 12.500%, 6/15/2006                    125             117
                                       Berry Plastics Corp., 12.250%, 4/15/2004                1,500           1,515
                                       Consolidated Container Capital, Inc., 10.125%,
                                         7/15/2009                                             1,650           1,650
                                       Consumers International, 10.250%, 4/1/2005              1,400           1,337
                                       Delco Remy International, 10.625%, 8/1/2006               455             448

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------
                                       Doman Industries, Ltd., 8.750%, 3/15/2004              $  110        $     80
                                       Eagle-Picher Holdings, Inc., 9.375%, 3/1/2008             600             537
                                       Fonda Group, 9.500%, 3/1/2007                             650             565
                                       GS Technologies, 12.000%, 9/1/2004                      1,030             721
                                       GS Technologies, 12.250%, 10/1/2005                     1,170             807
                                       Gaylord Container Corp., 9.750%, 6/15/2007              1,210           1,150
                                       Gaylord Container Corp., 9.875%, 2/15/2008                910             789
                                       Golden Northwest Aluminum, Inc., 12.000%,
                                         12/15/2006                                              530             547
                                       Graham Packaging Co., Step-up Coupon, 0% to
                                         1/15/2003, 10.750% to 1/15/2009                         700             448
                                       Huntsman Package, 11.750%, 12/1/2004                      350             360
                                       Millar Western Forest Products, Ltd., 9.875%,
                                         5/15/2008                                             1,500           1,444
                                       NL Industries, Inc., Senior Note, 11.750%,
                                         10/15/2003                                              200             206
                                       Plainwell, Inc., 11.000%, 3/1/2008                        400             309
                                       Printpack, Inc., 9.875%, 8/15/2004                      1,210           1,183
                                       Printpack, Inc., 10.625%, 8/15/2006                       250             229
                                       Riverwood International Corp., 10.250%, 4/1/2006           30              30
                                       Riverwood International Corp., 10.625%, 8/1/2007           50              50
                                       Riverwood International Corp., 10.875%, 4/1/2008        2,070           1,946
                                       SF Holdings Group, Inc., Step-up Coupon, 0% to
                                         3/15/2003, 12.750% to 3/15/2008                         320             138
                                       Spinnaker Industries, 10.750%, 10/15/2006                 170             141
                                       Stone Container Corp., 10.750%, 10/1/2002                 500             515
                                       Stone Container Corp., 11.500%, 8/15/2006                 440             464
                                       Terex Corp., 8.875%, 4/1/2008                             500             470
                                       Terex Corp., 8.880%, 4/1/2008                             500             470
                                       Texas Petrochemicals, 11.125%, 7/1/2006                   500             415
                                       U.S. Can Corp., 10.125%, 10/15/2006                       100             101
                                       ---------------------------------------------------------------------------------
                                                                                                              19,402
------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--1.1%
                                       Cherokee International Corp., 10.500%, 5/1/2009            80              74
                                       PSINet, Inc., 10.000%, 2/15/2005                           40              38
                                       PSINet, Inc., 11.500%, 11/1/2008                          830             838
                                       PSINet, Inc., 11.000%, 8/1/2009                           810             794
                                       ---------------------------------------------------------------------------------
                                                                                                               1,744
------------------------------------------------------------------------------------------------------------------------
ENERGY--3.0%
                                       Continental Resources, Inc., 10.250%, 8/1/2008             70              58
                                       Key Energy Services, Inc., 14.000%, 1/15/2009             170             181
                                       Ocean Energy, Inc., 10.375%, 10/15/2005                   490             516
                                       Ocean Energy, Inc., 9.750%, 10/1/2006                   2,050           2,112
                                       Pen Holdings, Inc., 9.875%, 6/15/2008                     560             532
                                       Pride International, Inc., 10.000%, 6/1/2009              190             194
                                       R&B Falcon Corp., 11.000%, 3/15/2006                      120             126
                                       R&B Falcon Corp., 9.500%, 12/15/2008                      820             783
                                       ---------------------------------------------------------------------------------
                                                                                                               4,502
------------------------------------------------------------------------------------------------------------------------
METALS & MINERALS--4.5%
                                       Euramax International, PLC, 11.250%, 10/1/2006          1,000           1,000
                                       MMI Products, Inc., 11.250%, 4/15/2007                  1,400           1,414
                                       Metal Management, Inc., 10.000%, 5/15/2008              1,500           1,050
                                       Renco Steel Holdings Co., Series B, 10.875%,
                                         2/1/2005                                              1,250           1,031
                                       Republic Tech International, 13.750%, 7/15/2009         1,000             950
                                       Wells Aluminum Corp., 10.125%, 6/1/2005                 1,400           1,390
                                       ---------------------------------------------------------------------------------
                                                                                                               6,835

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION--3.3%
                                       Building Materials Corp., 8.000%, 12/1/2008            $1,300        $  1,190
                                       Congoleum Corp., 8.625%, 8/1/2008                         950             779
                                       Dimac Corp., 12.500%, 10/1/2008                           600             300
                                       Forecast Group, L.P., 11.375%, 12/15/2000                 100              99
                                       Hovnanian Enterprises, Inc., 9.750%, 6/1/2005           1,200           1,104
                                       Kevco, Inc., 10.375%, 12/1/2007                           435             239
                                       Nortek, Inc., 9.875%, 3/1/2004                            470             461
                                       Nortek, Inc., 8.875%, 8/1/2008                            900             855
                                       ---------------------------------------------------------------------------------
                                                                                                               5,027
------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION--1.0%
                                       Transtar Holdings, Inc., Step-up Coupon, 0% to
                                         12/15/99, 13.375% to 12/15/2003                         450             441
                                       Travelcenters America, 10.250%, 4/1/2007                  970             955
                                       ---------------------------------------------------------------------------------
                                                                                                               1,396
                                       ---------------------------------------------------------------------------------
                                       CORPORATE BONDS TOTAL--94.0%
                                       (Cost $152,405)                                                       142,976
                                       ---------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--.5%
                                       Corporate Express, Inc., 4.500%, 7/1/2000                 670             660
                                       ---------------------------------------------------------------------------------
                                       CONVERTIBLE BONDS TOTAL--.5%
                                       (Cost $628)                                                               660
                                       ---------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS--.1%
TELEPHONE/COMMUNICATIONS
                                       (a)Tele1 Europe BV, Warrants (expire 5/15/2009)           870              57
                                       (a)Versatel Telecom, Warrants                             250              31
                                       ---------------------------------------------------------------------------------
                                                                                                                  88
------------------------------------------------------------------------------------------------------------------------
MEDIA--0.00%
CABLE TELEVISION
                                       (a)Diva Systems Corp., Warrants (expire
                                         3/1/2008)                                               870               7
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

ENERGY--0.00%
OILFIELD SERVICES/
EQUIPMENT
                                       (a)Key Energy Services, Inc., Warrants                    170               3
                                       ---------------------------------------------------------------------------------
                                       COMMON STOCKS TOTAL--.1%
                                       (Cost $1)                                                                  98
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENT:
                                       (b)Repurchase Agreement with State Street Bank
                                         and Trust Company dated 9/30/99, 5.26% due
                                         10/1/1999                                            $5,212           5,212
                                       (b)Repurchase Agreement with DLJ dated 9/30/99,
                                         5.30% due 10/1/1999                                   3,000           3,000
                                       ---------------------------------------------------------------------------------
                                       TOTAL REPURCHASE AGREEMENT--5.4%
                                       (Cost $8,212)                                                           8,212
                                       ---------------------------------------------------------------------------------
                                       TOTAL INVESTMENT PORTFOLIO--100%
                                       (Cost $161,246)                                                      $151,944
                                       ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security

(b) Repurchase Agreements are fully collateralized by U.S. Treasury or Government Securities.

PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $161,333 for federal income tax purposes at September 30, 1999, the gross unrealized appreciation was $585 the gross unrealized depreciation was $9,974 and the net unrealized depreciation on investments was $9,389.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999
(IN THOUSANDS)

                                                                HIGH YIELD
                                                                OPPORTUNITY     HIGH YIELD
                                                                   FUND           FUND II
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
Investment securities, at value, (cost $39,851 and 161,246
respectively)                                                     $36,384         151,946
--------------------------------------------------------------------------------------------
Receivable for investments sold                                     1,172             481
--------------------------------------------------------------------------------------------
  Interest                                                            962           3,829
--------------------------------------------------------------------------------------------
  Fund shares sold                                                    168             432
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                   38,686         156,688
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------
Due to custodian bank                                                 934             638
--------------------------------------------------------------------------------------------
Payable for
  Investments purchased                                               407             643
--------------------------------------------------------------------------------------------
  Fund shares redeemed                                                  9             961
--------------------------------------------------------------------------------------------
  Accrued management fee                                               22              --
--------------------------------------------------------------------------------------------
Other accrued expenses                                                 61             436
--------------------------------------------------------------------------------------------
    Total liabilities                                               1,433           2,678
--------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                              $37,253         154,010
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Net assets consist of: Undistributed net investment income        $   145              --
--------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on Investment
securities                                                         (3,467)         (9,300)
--------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (1,847)         (1,231)
--------------------------------------------------------------------------------------------
Paid-in capital                                                    42,422         164,541
--------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                              $37,253         154,010
--------------------------------------------------------------------------------------------
 NET ASSETS VALUE
CLASS A SHARES
  Net assets applicable to shares outstanding                     $17,223          57,029
--------------------------------------------------------------------------------------------
  Shares outstanding                                                2,068           6,509
--------------------------------------------------------------------------------------------
  Net asset value and redemption price per share (net assets
  / shares outstanding)                                             $8.33            8.76
--------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71% of net asset value or 4.50% of offering price)              $8.72            9.17
--------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                     $16,646          70,802
--------------------------------------------------------------------------------------------
  Shares outstanding                                                1,998           8,074
--------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share (net assets /
  shares outstanding)                                               $8.33            8.77
--------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $ 3,384          26,179
--------------------------------------------------------------------------------------------
  Shares outstanding                                                  406           2,986
--------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share (net assets /
  shares outstanding)                                               $8.34            8.77
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Period ended September 30, 1999
(IN THOUSANDS)

                                                                HIGH YIELD
                                                                OPPORTUNITY             HIGH YIELD
                                                                   FUND                  FUND II
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Income:
  Dividends                                                       $    51                     --
--------------------------------------------------------------------------------------------------
  Interest                                                          4,185                  8,818
--------------------------------------------------------------------------------------------------
                                                                    4,236                  8,818
--------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                      245                    539
--------------------------------------------------------------------------------------------------
  Services to shareholders                                             83                    207
--------------------------------------------------------------------------------------------------
  Custodian and transfer agent and related expense                     98                    324
--------------------------------------------------------------------------------------------------
  Trustees' fees                                                        4                     19
--------------------------------------------------------------------------------------------------
  Reports to shareholders                                              16                     50
--------------------------------------------------------------------------------------------------
  Auditing                                                             15                     14
--------------------------------------------------------------------------------------------------
  Legal                                                                11                      4
--------------------------------------------------------------------------------------------------
  Registration fees                                                    15                     65
--------------------------------------------------------------------------------------------------
  Interest expense                                                    115                     --
--------------------------------------------------------------------------------------------------
  Distribution fees                                                   149                    383
--------------------------------------------------------------------------------------------------
  Other                                                                 2                     28
--------------------------------------------------------------------------------------------------
    Total expenses before waiver                                      753                  1,633
--------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                --                    998
--------------------------------------------------------------------------------------------------
Total expenses after expense waiver                                   753                    635
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               3,483                  8,183
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------------------------
  Net realized gain (loss) from:
  Investment securities                                            (1,847)                (1,513)
--------------------------------------------------------------------------------------------------
  Futures                                                              --                    282
--------------------------------------------------------------------------------------------------
  Total realized gain (loss)                                       (1,847)                (1,231)
--------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) during the
    period on:
  Investment securities                                              (681)                (9,300)
--------------------------------------------------------------------------------------------------
Net income (loss) on investment transactions                       (2,528)               (10,531)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $   955                 (2,348)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                 HIGH YIELD
                                                              OPPORTUNITY FUND
                                                                 YEAR ENDED        HIGH YIELD
                                                                SEPTEMBER 30,      FUND II(A)
                                                              -----------------    ----------
                                                               1999       1998        1999
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------
Operations:
  Net investment income                                       $ 3,483     1,215       8,183
---------------------------------------------------------------------------------------------
  Net realized gain (loss)                                     (1,847)      191      (1,231)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           (681)   (2,785)     (9,300)
---------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
  operations                                                      955    (1,379)     (2,348)
---------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investments income                                  (3,392)   (1,151)     (8,334)
---------------------------------------------------------------------------------------------
  From net realized gains                                        (176)      (32)         --
---------------------------------------------------------------------------------------------
Fund share transactions:
  Net increase in net assets from Fund share transactions      13,175    29,153     164,592
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              10,562    26,591     153,910
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Net assets at beginning of period                              26,691       100         100
---------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                   $37,253    26,691     154,010
---------------------------------------------------------------------------------------------
Undistributed net investment income                               145        64          --
---------------------------------------------------------------------------------------------

(a) The High Yield Fund II commenced operations on November 30, 1998.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1.  DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------
                             Kemper High Yield Opportunity Fund is a diversified series of Kemper High Yield Series, and Kemper High Yield Fund II, a diversified series of Kemper Income Trust are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open end management investment companies organized as Massachusetts business trusts. The Kemper High Yield Opportunity Fund commenced operations on October 1, 1997 and the Kemper High Yield Fund II commenced operations on November 30, 1998.

                             Each fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I (none as of September 30, 1999) shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of each fund have equal rights with respect to voting subject to class specific arrangements.

                             Each fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by each fund in the preparation of its financial statements.

--------------------------------------------------------------------------------
2.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
                             SECURITY VALUATION. Investments are stated at value. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Kemper High Yield Fund II purchased interest rate futures to manage the duration of the portfolio. In addition, the Kemper High Yield

NOTES TO FINANCIAL STATEMENTS

                             Fund II also sold interest rate futures to hedge against declines in the value of portfolio securities.

                             Upon entering into a futures contract, the fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percent age of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

                             Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

                             FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required. In addition, for the Kemper High Yield Opportunity fund from November 1, 1998 through September 30, 1999 the fund incurred approximately $1,543,000 of net realized capital losses. As permitted by tax regulations, the fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2000. The Kemper High Yield II fund incurred approximately $1,200,000 of net realized capital losses post October 31, 1998. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2000.

                             At September 30, 1999, the Kemper High Yield
                             Opportunity fund had a net tax basis capital loss carryforward of approximately $274,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2007, the respective expiration dates, whichever occurs first.

                             DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the fund if not distributed and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

NOTES TO FINANCIAL STATEMENTS

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific fund are allocated to that fund. Other Trust expenses are allocated between the funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

3
     TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. Each fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). The funds pay a monthly investment management fee of 1/12 of the annual rate of .65% of the first $250 million of average daily net assets declining to .49% of average daily net assets in excess of $12.5 billion. Management fees incurred for the period ended September 30, 1999 are as follows:

                             High Yield Opportunity Fund                $245,000
                             High Yield Fund II (no fee after expense
                             waiver)                                          --

                             In addition, Scudder Kemper temporarily agreed to absorb certain operating expenses of the High Yield Fund II. Under these arrangements, Scudder Kemper waived and absorbed expenses of $998,000 for the period ended September 30, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. Each fund has an underwriting and distribution services agreement with Kemper Distributions, Inc. (KDI). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the year ended September 30, 1999 are as follows:

                                                                                                     COMMISSIONS
                                                                                                   RETAINED BY KDI
                                                                                                   ---------------
                             High Yield Opportunity Fund                                                $19,000
                             High Yield Fund II                                                          96,000

                             For services under the distribution services agreement, each fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the period ended September 30, 1999 are as follows:

                                                                                                  DISTRIBUTION FEES
                                                                                                      AND CDSC
                                                                                                   RECEIVED BY KDI
                                                                                                  -----------------
                                       High Yield Opportunity Fund                                    $192,000
                                       High Yield Fund II (after distribution expense waiver)          460,000

NOTES TO FINANCIAL STATEMENTS

                             ADMINISTRATIVE SERVICES AGREEMENT. Each fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the period ended September 30, 1999 are as follows:

                                                                                         ASF PAID BY THE
                                                                                           FUND TO KDI
                                                                                         ---------------
                             High Yield Opportunity Fund                                     $83,000
                             High Yield Fund II (no fee after expense waiver)                     --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of each fund. Under the agreement, for the period ended September 30, 1999, KSvC received shareholder services fees as follows:

                             High Yield Opportunity Fund                 $55,000
                             High Yield Fund II                           61,000

                             FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The Kemper High Yield Fund II incurred no accounting fees for the period ended September 30, 1999 after an expense waiver.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the funds are also officers or directors of Scudder Kemper. For the period ended September 30, 1999, the funds made no payments to their officers and incurred trustees' fees to independent trustees.

                             High Yield Opportunity Fund                  $4,000
                             High Yield Fund II                           19,000

--------------------------------------------------------------------------------

4
     INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1999, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                                                                                 HIGH YIELD            HIGH YIELD
                                                                              OPPORTUNITY FUND          FUND II
                                                                              ----------------         ----------
                                       Purchases                                  $52,673                213,468
                                       Proceeds from sales                         42,161                 60,851

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5
     CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the funds: (in thousands):

                                                            YEAR ENDED                     YEAR ENDED
                             HIGH YIELD                 SEPTEMBER 30, 1999             SEPTEMBER 30, 1998
                             OPPORTUNITY               --------------------           --------------------
                             FUND                      SHARES       AMOUNT            SHARES       AMOUNT
                             -----------------------------------------------------------------------------
                             SHARES SOLD
                             -----------------------------------------------------------------------------
                              Class A                   1,508       $13,484            1,905       $18,384
                             -----------------------------------------------------------------------------
                              Class B                   1,179        10,553            1,690        16,473
                             -----------------------------------------------------------------------------
                              Class C                     228         2,055              286         2,813
                             -----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             -----------------------------------------------------------------------------
                              Class A                     183         1,638               48           462
                             -----------------------------------------------------------------------------
                              Class B                     254         2,289               41           395
                             -----------------------------------------------------------------------------
                              Class C                     102           930                7            70
                             -----------------------------------------------------------------------------
                              SHARES REDEEMED
                             -----------------------------------------------------------------------------
                              Class A                  (1,063)       (9,528)            (593)       (5,656)
                             -----------------------------------------------------------------------------
                              Class B                    (748)       (6,701)            (346)       (3,322)
                             -----------------------------------------------------------------------------
                              Class C                    (173)       (1,545)             (48)         (466)
                             -----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                             -----------------------------------------------------------------------------
                              Class A                      62           531               14           140
                             -----------------------------------------------------------------------------
                              Class B                     (62)         (531)             (14)         (140)
                             -----------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE TRANSACTIONS            $13,175                        $29,153
                             -----------------------------------------------------------------------------

                                                                                       TEN MONTHS ENDED
                                                                                     SEPTEMBER 30, 1999(A)
                                                                                     ---------------------
                             HIGH YIELD FUND II                                      SHARES        AMOUNT
                             -----------------------------------------------------------------------------
                             SHARES SOLD
                             -----------------------------------------------------------------------------
                              Class A                                                 7,548       $ 70,660
                             -----------------------------------------------------------------------------
                              Class B                                                 8,753         81,880
                             -----------------------------------------------------------------------------
                              Class C                                                 3,570         33,289
                             -----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             -----------------------------------------------------------------------------
                              Class A                                                   196          1,790
                             -----------------------------------------------------------------------------
                              Class B                                                   205          1,874
                             -----------------------------------------------------------------------------
                              Class C                                                    89            813
                             -----------------------------------------------------------------------------
                              SHARES REDEEMED
                             -----------------------------------------------------------------------------
                              Class A                                                (1,281)       (11,806)
                             -----------------------------------------------------------------------------
                              Class B                                                  (846)        (7,732)
                             -----------------------------------------------------------------------------
                              Class C                                                  (677)        (6,176)
                             -----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                             -----------------------------------------------------------------------------
                              Class A                                                    42            381
                             -----------------------------------------------------------------------------
                              Class B                                                   (42)          (381)
                             -----------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE TRANSACTIONS                                          $164,592
                             -----------------------------------------------------------------------------

                             (a) The High Yield Fund II commenced operations on November 30, 1998.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6
     LINE OF CREDIT          The High Yield Opportunity Fund may borrow money
                             for leverage purposes up to a maximum of 20% of the total assets of the Fund including the amount borrowed. The agreement is with the Bank of America and is available through December 18, 2000. At
                             September 30, 1999, there were no loans
                             outstanding.

                             The Kemper High Yield Fund II and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

FINANCIAL HIGHLIGHTS

                                           -------------------------------------
                                                            CLASS A
                                           -------------------------------------
                                               YEAR ENDED      YEAR ENDED
              KEMPER HIGH YIELD                SEPTEMBER 30,   SEPTEMBER 30,
              OPPORTUNITY FUND                   1999          1998(A)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year                 $8.89           9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .88            .70
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.54)          (.60)
--------------------------------------------------------------------------------
Total from investment operations                     .34            .10
--------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income           .85            .67
--------------------------------------------------------------------------------
  Distributions from net realized gain               .05            .04
--------------------------------------------------------------------------------
Total dividends                                      .90            .71
--------------------------------------------------------------------------------
Net asset value, end of year                       $8.33           8.89
--------------------------------------------------------------------------------
TOTAL RETURN                                        3.55%           .59
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS ANNUALIZED
--------------------------------------------------------------------------------
Expenses                                            1.53%          1.27
--------------------------------------------------------------------------------
Net investment income                               9.64%          8.31
--------------------------------------------------------------------------------


                                          --------------------------------------
                                                            CLASS B
                                          --------------------------------------
                                               YEAR ENDED      YEAR ENDED
                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                 1999          1998(A)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year                 $8.89           9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .80            .63
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.54)          (.61)
--------------------------------------------------------------------------------
Total from investment operations                     .26            .02
--------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income           .77            .59
--------------------------------------------------------------------------------
  Distributions from net realized gain               .05            .04
--------------------------------------------------------------------------------
Total dividends                                      .82            .63
--------------------------------------------------------------------------------
Net asset value, end of year                       $8.33           8.89
--------------------------------------------------------------------------------
TOTAL RETURN                                        2.73%          (.18)
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses                                            2.40%          2.03
--------------------------------------------------------------------------------
Net investment income                               8.77%          7.55
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          --------------------------------------
                                                            CLASS C
                                          --------------------------------------
                                               YEAR ENDED      YEAR ENDED
                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                 1999          1998(A)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year                 $8.89           9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .80            .62
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.53)          (.60)
--------------------------------------------------------------------------------
Total from investment operations                     .27            .02
--------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income           .77            .59
--------------------------------------------------------------------------------
  Distributions from net realized gain               .05            .04
--------------------------------------------------------------------------------
Total dividends                                      .82            .63
--------------------------------------------------------------------------------
Net asset value, end of year                       $8.34           8.89
--------------------------------------------------------------------------------
TOTAL RETURN                                        2.39%          (.18)
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses                                            2.38%          2.03
--------------------------------------------------------------------------------
Net investment income                               8.78%          7.55
--------------------------------------------------------------------------------


----------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------
                                                YEAR ENDED      YEAR ENDED
                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                   1999           1998(A)
----------------------------------------------------------------------------
Net assets at end of period (in thousands)         37,253          26,691
----------------------------------------------------------------------------
Portfolio turnover rate (annualized)                   98%            169
----------------------------------------------------------------------------

(a) Commencement of operations on October 1, 1997

FINANCIAL HIGHLIGHTS

KEMPER HIGH YIELD FUND II               10 MONTHS ENDED SEPTEMBER 30, 1999(B)

------------------------------------------------  -------------------  -------------------  -------------------
        PER SHARE OPERATING PERFORMANCE                 CLASS A              CLASS B              CLASS C
------------------------------------------------  -------------------  -------------------  -------------------
Net asset value, beginning of period                     $9.50                9.50                 9.50
------------------------------------------------  -------------------  -------------------  -------------------
Income from investment operations:
  Net investment income                                    .72                 .68                  .68
------------------------------------------------  -------------------  -------------------  -------------------
  Net realized and unrealized loss                        (.70)               (.71)                (.71)
------------------------------------------------  -------------------  -------------------  -------------------
Total from investment operations                           .02                (.03)                (.03)
------------------------------------------------  -------------------  -------------------  -------------------
Less distributions from net investment income              .76                 .70                  .70
------------------------------------------------  -------------------  -------------------  -------------------
Net asset value, end of period                            8.76                8.77                 8.77
------------------------------------------------  -------------------  -------------------  -------------------
TOTAL RETURN (NOT ANNUALIZED)                              .19%               (.43)                (.43)
------------------------------------------------  -------------------  -------------------  -------------------
------------------------------------------------  -------------------  -------------------  -------------------
   RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------  -------------------  -------------------  -------------------
Expenses                                                   .39%               1.00                 1.00
------------------------------------------------  -------------------  -------------------  -------------------
Net investment income                                    10.24%               9.63                 9.63
------------------------------------------------  -------------------  -------------------  -------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------  -------------------  -------------------  -------------------
Expenses                                                  1.59%               2.19                 2.25
------------------------------------------------  -------------------  -------------------  -------------------
Net investment income                                     9.04%               8.44                 8.38
------------------------------------------------  -------------------  -------------------  -------------------

-----------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------
Net assets at end of period                                     154,010
-----------------------------------------------------------------------
Portfolio turnover rate (annualized)                                79%
-----------------------------------------------------------------------

(b) Commencement of operations on November 30, 1998. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense waiver or absorption.

NOTE FOR BOTH FUNDS: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended September 30, 1999.

--------------------------------------------------------------------------------
 TAX INFORMATION
--------------------------------------------------------------------------------

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER HIGH YIELD OPPORTUNITY FUND
KEMPER HIGH YIELD FUND II

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper High Yield Opportunity Fund and Kemper High Yield Fund II, as of September 30, 1999, the related statements of operations and changes in net assets, and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of Kemper High Yield Opportunity Fund and Kemper High Yield Fund II at September 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods indicated therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 17, 1999

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS

JOHN W. BALLANTINE                MARK S. CASADY                    LINDA J. WONDRACK
Trustee                           President                         Vice President

LEWIS A. BURNHAM                  PHILIP J. COLLORA                 MAUREEN E. KANE
Trustee                           Vice President and                Assistant Secretary
                                  Secretary

DONALD L. DUNAWAY                                                   CAROLINE PEARSON
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
ROBERT B. HOFFMAN                                                   BRENDA LYONS
Trustee                           ANN M. MCCREARY                   Assistant Treasurer
                                  Vice President
DONALD R. JONES
Trustee                           MICHAEL A. MCNAMARA
                                  Vice President
THOMAS W. LITTAUER
Trustee and Vice President        KATHRYN L. QUIRK
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           ROBERT C. PECK, JR.
                                  Vice President
CORNELIA SMALL
Trustee                           HARRY E. RESIS, JR.
                                  Vice President
WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
 .............................................................................................
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02109
 .............................................................................................
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza Chicago, IL 60606
                                      www.kemper.com

[KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)
Printed in the U.S.A. on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Fixed Income Fund prospectus.
KHYFS - 2 (11/23/99) 1094290